CONSOLIDATED STATEMENTS OF EQUITY (DEFICIENCY) (CAD) In Millions, except Share data	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Predecessor [Member]	Predecessor [Member] Common Stock [Member]	Predecessor [Member] Additional Paid-In Capital [Member]	Predecessor [Member] Retained Earnings [Member]	Predecessor [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Predecessor [Member] Noncontrolling Interest [Member]
Balance at Dec. 31, 2008
Net earnings (loss)							(5.6)
Balance at Dec. 31, 2009							795.6
Net earnings (loss)							(398.2)
Balance at Dec. 31, 2010							403.4	1,035.0	16.6	(582.0)	(46.1)	(20.1)
Balance (in shares) at Dec. 31, 2010								381,753,490
Stock option compensation expense							0.2	0	0.2	0	0	0
Net earnings (loss)							(976.6)	0	0	(974.0)	0	(2.6)
Distributions to non-controlling interest							(1.0)	0	0	0	0	(1.0)
Other comprehensive income (loss), net of tax							(43.3)	0	0	0	(43.3)	0
Common shares issued							0	0.2	(0.2)	0	0	0
Common shares issued (in shares)								146,960
Balance at Dec. 31, 2011							(617.3)	1,035.2	16.6	(1,556.0)	(89.4)	(23.7)
Balance (in shares) at Dec. 31, 2011								381,900,450
Stock option compensation expense							0.1	0	0.1	0	0	0
Net earnings (loss)							650.3	0	0	618.4	0	31.9
Distributions to non-controlling interest							(0.3)	0	0	0	0	(0.3)
Other comprehensive income (loss), net of tax							(24.7)	0	0	0	(24.7)	0
Common shares issued							144.9	144.9	0	0	0	0
Common shares issued (in shares)								14,400,000
Cancellation of Predecessor equity (deficiency)							(0.2)	(1,035.2)	(16.7)	937.6	114.1	0
Cancellation of Predecessor equity (deficiency) (in shares)								(381,900,450)
Balance at Sep. 30, 2012	152.8	144.9	0	0	0	7.9
Balance (in shares) at Sep. 30, 2012		14,400,000
Net earnings (loss)	(36.7)	0	0	(35.2)	0	(1.5)
Distributions to non-controlling interest	(0.1)	0	0	0	0	(0.1)
Other comprehensive income (loss), net of tax	6.6	0	0	0	6.6	0
Common shares issued	0	0	0	0	0	0
Common shares issued (in shares)		127,571
Balance at Dec. 31, 2012	122.6	144.9	0	(35.2)	6.6	6.3
Balance (in shares) at Dec. 31, 2012		14,527,571
Net earnings (loss)	(127.3)	0	0	(127.6)	0	0.3
Other comprehensive income (loss), net of tax	24.2	0	0	0	24.2	0
De-recognition of non-controlling interest	(6.6)	0	0	0	0	(6.6)
Balance at Dec. 31, 2013	12.9	144.9	0	(162.8)	30.8	0
Balance (in shares) at Dec. 31, 2013		14,527,571